Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2019	2020	2021*

	(In US$ thousands)
Cost of revenues	5,251	5,384	8,112
Sales and marketing	9,828	9,983	15,292
Product development	28,628	33,093	43,622
General and administrative	17,582	18,645	20,970
	61,289	67,105	87,996
*	Excluded non-cash stock-based compensation of US$7.9 million to SINA employees charged through Amount due from SINA in 2021.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2018	17,293
Addition	—
Granted*	(2,411)
Cancelled/expired/forfeited	222
December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435

*     For the years ended December 31, 2019, 2020 and 2021, 2.4 million, 2.5 million and 5.8 million restricted share units were granted under the 2014 Plan, respectively. Options of nil, 0.5 million and nil were granted during 2019, 2020 and 2021,respectively.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2018	184	3.45	1.5	10,089
Granted	—	—
Exercised	(95)	3.41
Cancelled/expired/forfeited	—	—
December 31, 2019	89	3.49	0.7	3,799
Granted	482	32.68
Exercised	(16)	3.47
Cancelled/expired/forfeited	(4)	30.96
December 31, 2020	551	28.85	5.8	6,683
Granted	—	—
Exercised	(105)	12.70
Cancelled/expired/forfeited	(59)	32.68
December 31, 2021	387	32.68	5.6	—

Vested and expected to vest as of December 31, 2020	503	28.50	5.7	6,294
Exercisable as of December 31, 2020	72	3.50	0.2	2,707

Vested and expected to vest as of December 31, 2021	351	32.68	5.6	—
Exercisable as of December 31, 2021	82	32.68	5.6	—

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2020
US$ 3.43 - US$3.50	72	3.50	72	3.50	0.2
US$32.68	479	32.68	—	—	—
	551	28.85	72	3.50	0.2
As of December 31, 2021
US$32.68	387	32.68	82	32.68	5.6

Performance-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2018	4	87.14
Awarded	98	64.33
Vested	(4)	87.14
Cancelled	(39)	69.14
December 31, 2019	59	61.17
Awarded	46	36.49
Vested	(54)	60.16
Cancelled	(34)	36.49
December 31, 2020	17	36.49
Awarded	15	54.08
Vested	(2)	38.78
Cancelled	(19)	40.63
December 31, 2021	11	54.17

Service-based restricted share units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2018	2,756	48.62
Awarded	2,313	45.49
Vested	(1,374)	37.60
Cancelled	(183)	48.48
December 31, 2019	3,512	50.89
Awarded	2,512	33.50
Vested	(1,307)	49.12
Cancelled	(393)	44.96
December 31, 2020	4,324	41.86
Awarded	5,737	47.95
Vested	(1,608)	45.66
Cancelled	(614)	44.02
December 31, 2021	7,839	45.37